Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (107,036)	$ (103,790)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(96,476)	(93,248)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(3,696)	(3,054)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(7,517)	(7,223)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	653	(265)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(38,209)	(36,347)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(15,819)	(14,203)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (53,008)	$ (53,240)